Stock Grants (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Aug. 08, 2017	Apr. 10, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Number of shares granted during period								2,833,334	2,161,458
Stock-based compensation expense						$ 257,875	$ 233,125	$ 650,271
Share price										$ 0.15
Restricted Common Stock [Member] | Consultant One [Member]
Number of shares granted during period					100,000
Stock-based compensation expense						0	5,750
Share price					$ 0.23
Restricted Common Stock [Member] | Consultant Two [Member]
Number of shares granted during period				100,000
Stock-based compensation expense						$ 0	$ 4,375
Share price				$ 0.175
Share-based payment forfeiture and vesting rights, percentage				25.00%
Restricted Common Stock [Member] | Directors [Member]
Number of shares granted during period						1,627,191	906,774
Stock-based compensation expense						$ 262,500	$ 200,000
Restricted Common Stock [Member] | Consultants [Member]
Number of shares granted during period	37,500	37,500	112,500			37,500
Stock-based compensation expense						$ 14,400		$ 22,500
Share price	$ 0.125	$ 0.17	$ 0.20			$ 0.089		$ 0.20